January 24, 2007

                               THE FAIRHOLME FUND
                        A Series of Fairholme Funds, Inc.

        Supplement to Prospectus and Statement of Additional Information
                              Dated August 15, 2006
--------------------------------------------------------------------------------

The Board of Directors of Fairholme Funds, Inc. (the "Company") has approved new service provider arrangements for The Fairholme Fund, a series of the Company. In addition, the Company and its investment adviser, Fairholme Capital Management, L.L.C. (the "Adviser"), have relocated their offices to Miami, Florida. The following changes to the disclosure in the Fund's prospectus and statement of additional information reflect the new service provider arrangements and the relocation of the offices of the Fund and the Adviser. The changes set forth below with respect to the Fund's new service provider arrangements will be effective February 20, 2007.

The following disclosure replaces the disclosure on the front cover of the prospectus:

                                    FAIRHOLME

                                   PROSPECTUS

                               THE FAIRHOLME FUND
                                  (the "Fund")

                       A No-Load Capital Appreciation Fund

                                 August 15, 2006

                                   A Series of
                              FAIRHOLME FUNDS, INC.
                                 (the "Company")

                             1001 Brickell Bay Drive
                                   Suite 3112
                                 Miami, FL 33131
                                 1-866-202-2263

                             www.fairholmefunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The following disclosure replaces the disclosure in the prospectus in the first sentence of the first paragraph under "The Fund's Investment Adviser".

Fairholme Capital Management, LLC (the "Adviser") is located at 1001 Brickell Bay Drive, Suite 3112, Miami, FL 33131 and serves as investment adviser to the Fund.

'The following disclosure will replace the disclosure in the prospectus under "The Fund's Distributor".

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Distributor"), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Company dated January 22, 2007 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

U.S. Bancorp Fund Services, LLC serves as fund accountant and transfer agent ("Transfer Agent") under separate agreements with the Company.

The following disclosure will replace the disclosure in the prospectus in the first two paragraphs under "Buying and Selling Shares of the Fund - Investing in the Fund - Purchasing Shares by Mail".

To make your initial investment in the Fund, simply complete the Application Form included with this Prospectus, make a check payable to The Fairholme Fund, and mail the Application Form and check to:

U.S. Mail:  Fairholme Funds, Inc.
            c/o U.S. Bancorp Fund Services, LLC
            PO Box 701
            Milwaukee, WI 53201-0701

Overnight:  Fairholme Funds, Inc.
            c/o U.S. Bancorp Fund Services, LLC
            615 East Michigan Street, 3rd Floor
            Milwaukee, WI 53202-5207

To make subsequent purchases, simply make a check payable to The Fairholme Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

The following disclosure will replace the disclosure in the prospectus under "Buying and Selling Shares of the Fund - Investing in the Fund - Purchasing Shares by Wire Transfer".

If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed account application. You may mail or overnight deliver your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of The Fairholme Fund, your account number, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
The Fairholme Fund
(Your Name & Account Number)

For subsequent investments, before sending your wire, please contact the Transfer Agent to advise the Transfer Agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.


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

Wired funds must be received prior to 4:00 p.m. Eastern Standard Time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

The following disclosure will replace the disclosure in the prospectus under "How to Sell (Redeem) Your Shares - By Mail".

By Mail

Sale requests should be mailed via U.S. mail or overnight courier service to:

      U.S. Mail:  Fairholme Funds, Inc.
                  c/o U.S Bancorp Fund Services, LLC
                  P.O. Box 701
                  Milwaukee, WI 53201-0701

      Overnight:  Fairholme Funds, Inc.
                  c/o U.S. Bancorp Fund Services, LLC
                  615 East Michigan Street
                  Milwaukee, WI 53202-5207

The redemption price you receive will be the Fund's per share NAV next calculated after receipt of all required documents in Good Order, which means that your redemption request must include:

1)    Your account number.
2) The number of shares to be redeemed or the dollar value of the amount to be redeemed.
3) The signatures of all account owners exactly as they are registered on the account.
4)    Any required signature guarantees.
5) Any supporting legal documentation that is required in the case of estates, trusts, corporations, or partnerships, and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears or for 15 days, whichever comes first.

The following disclosure will replace the disclosure in the second paragraph on the back cover of the prospectus.

Copies of the Fund's SAI and shareholder reports are available without charge. For shareholder inquiries, other information and to request a copy of the Fund's SAI or annual or semi-annual report, please contact the Company at:

                              Fairholme Funds, Inc.
                       c/o U.S Bancorp Fund Services, LLC.
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                       or
                                 1-866-202-2263


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

The following disclosure replaces the disclosure on the front cover of the SAI:

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 15, 2006

                               THE FAIRHOLME FUND
                                  (the "Fund")

                                   A Series of
                              FAIRHOLME FUNDS, INC.
                                 (the "Company")

                             1001 Brickell Bay Drive
                                   Suite 3112
                                 Miami, FL 33131
                            TELEPHONE: 1-866-202-2263

                             www.fairholmefunds.com

This Statement of Additional Information (this "SAI") is not a prospectus and should be read in conjunction with the Prospectus of The Fairholme Fund (the "Prospectus"), dated August 15, 2006. Audited financial statements for the fiscal year ended November 30, 2005 are included in the annual report to shareholders and unaudited financial statements for the period ended May 31, 2006 are included in the semi-annual report to shareholders. Both the annual and semi-annual reports are incorporated into this SAI by reference. You may obtain a copy of the Prospectus and shareholder reports, free of charge, by writing to Fairholme Funds, Inc. c/o U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), P.O. Box 701, Milwaukee, WI 53201-0701, by calling the Fund at 1-866-202-2263, or by visiting the Fund's website at www.fairholmefunds.com.

The following disclosure will replace the disclosure in the SAI under "Administration".

Administration:

U.S. Bancorp Fund Services, LLC ("USBFS") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement among the Fund, the Adviser (with respect to the compensation section only), and USBFS. USBFS, which is affiliated with the Fund's distributor, provides the following services under the Fund Administration Servicing Agreement. USBFS (i) facilitates general Fund management; (ii) monitors Fund compliance with federal and state regulations;
(iii) supervises the maintenance of the Fund's general ledger and prepares the Fund's monthly financial statements; and (iv) prepares other specified financial and tax reports and information.

Effective February 20, 2007, under the Fund Administration Servicing Agreement, USBFS receives an administration fee from the Fund at an annual rate of .01% on the first $3.5 billion and 0.0075% on the balance above $3.5 billion. Fees are billed to the Fund on a monthly basis.

The following disclosure will replace the disclosure in the SAI under "Custodian".

Custodian:

U.S. Bank, N.A. ("Custodian"), 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212, is custodian for the securities and cash of the Fund. Under the Custody Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

The following disclosure will replace the disclosure in the SAI under "Transfer Agent".


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

Fund Accountant and Transfer Agent:

USBFS serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement among the Company, the Adviser (with respect to the compensation section only), and USBFS. Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. USBFS will receive a fund accounting fee which will be billed on a monthly basis.

Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. USBFS will receive a transfer agent fee which will be billed on a monthly basis.

The following disclosure will replace the disclosure in the SAI under "Distributor".

Distributor:

On January 22, 2007, Quasar Distributors, LLC (the "Distributor"), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, was approved to serve as distributor for the Fund effective February 20, 2007. The Distribution Agreement is effective for an initial term of two years and shall continue in effect for successive one-year periods, provided such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Independent Directors, or vote of a majority of outstanding shares of the Fund. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. The Distributor is a Delaware limited liability company that is wholly owned by U.S. Bancorp.

    Please retain this Supplement with your Prospectus and SAI for reference.

                The date of this Supplement is January 24, 2007.


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